Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-13648
Entity Registrant Name	Balchem Corporation
Entity Central Index Key	0000009326
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2578432
Entity Address, Address Line One	5 Paragon Drive
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	845
Local Phone Number	326-5600
Title of 12(b) Security	Common Stock, par value $.06-2/3 per share
Trading Symbol	BCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false